Leases - Summary of information about right to use asset as follows (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16 (see note 1b)	£ 424
Balance at 31 December 2019	409
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16 (see note 1b)	418
Balance at 31 December 2019	402
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16 (see note 1b)	6
Balance at 31 December 2019	£ 7